ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES
ACCRUED EXPENSES

11. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
	2018	2017
	(In millions)
Accrued payroll and benefits	$187.1	$183.3
Accrued other liabilities	135.1	153.9
Accrued expenses	$322.2	$337.2